Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - Heliogen, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net income (loss) (in Dollars)	$ (92)	$ (19,282)	$ (6,451)	$ (34,507)	$ 32,547		$ (129,598)
Denominator:
Weighted-average common shares outstanding	6,139,184	5,976,020	6,119,351	5,964,346	6,001,949		5,754,037
Weighted-average impact of warrants	70,367	69,304	70,576	68,812	69,581	[1]	68,352	[1]
Denominator for basic EPS – weighted-average shares	6,209,551	6,045,324	6,189,927	6,033,158	6,071,530		5,822,389
Effect of dilutive securities					159,710
Denominator for diluted EPS – weighted-average shares	6,209,551	6,045,324	6,189,927	6,033,158	6,231,240		5,822,389
EPS – Basic (in Dollars per share)	$ (0.01)	$ (3.19)	$ (1.04)	$ (5.72)	$ 5.36		$ (22.26)
EPS – Diluted (in Dollars per share)	$ (0.01)	$ (3.19)	$ (1.04)	$ (5.72)	$ 5.22		$ (22.26)

[1]	Warrants that have a $0.35 exercise price per common share are assumed to be exercised when vested because common shares issued for little consideration upon exercise are included in outstanding shares for the purposes of computing basic and diluted EPS.